UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 49.86%
	Consumer Discretionary - 0.40%
	Hotels, Restaurants & Leisure - 0.40%
10,000	McDonald's Corp.	$624,400
	Total Consumer Discretionary (Cost $558,218)	624,400

	Consumer Staples - 10.62%
	Beverages - 3.14%
60,000	The Coca-Cola Co.	3,420,000
25,000	PepsiCo, Inc.	1,520,000
		4,940,000
	Food & Staples Retailing - 2.41%
40,000	Costco Wholesale Corp.	2,366,800
26,600	Wal-Mart Stores, Inc.	1,421,770
		3,788,570
	Food Products - 2.40%
20,000	Kellogg Co.	1,064,000
100,000	Kraft Foods, Inc.	2,718,000
		3,782,000
	Household Products - 2.67%
25,000	Colgate-Palmolive Co.	2,053,750
10,000	Kimberly-Clark Corp.	637,100
25,000	The Procter & Gamble Co.	1,515,750
		4,206,600
	Total Consumer Staples (Cost $13,532,015)	16,717,170

	Energy - 18.70%
	Energy Equipment & Services - 2.46%
40,000	Patterson-UTI Energy, Inc.	614,000
50,000	Schlumberger Ltd (a)	3,254,500
		3,868,500
	Oil & Gas - 16.24%
40,000	Anadarko Petroleum Corp.	2,496,800
60,000	BP, PLC - ADR (a)	3,478,200
70,000	ChevronTexaco Corp.	5,389,300
65,000	Conocophillips	3,319,550
35,000	Exxon Mobil Corp.	2,386,650
150,000	Frontier Oil Corp.	1,806,000
25,000	Hess Corp.	1,512,500
70,000	Marathon Oil Corp.	2,185,400
50,000	Royal Dutch Shell PLC - ADR (a)	3,005,500
		25,579,900
	Total Energy (Cost $23,299,232)	29,448,400

	Financials - 4.28%
	Commercial Banks - 0.53%
68,000	Wilmington Trust Corp.	839,120

	Insurance - 3.75%
50,000	Allstate Corp.	1,502,000
60,000	The Chubb Corp.	2,950,800
55,000	Cincinnati Financial Corp.	1,443,200
		5,896,000
	Total Financials (Cost $8,720,902)	6,735,120

	Health Care - 5.49%
	Health Care Equipment & Supplies - 0.75%
20,000	Baxter International, Inc.	1,173,600

	Pharmaceuticals - 4.74%
25,000	Abbott Laboratories	1,349,750
40,000	Eli Lilly & Co.	1,428,400
50,000	GlaxoSmithKline, PLC - ADR (a)	2,112,500
40,000	Johnson & Johnson	2,576,400
		7,467,050
	Total Health Care (Cost $8,165,231)	8,640,650

	Industrials - 3.09%
	Aerospace & Defense - 0.69%
20,000	The Boeing Co.	1,082,600

	Commercial Services & Supplies - 1.44%
100,000	Pitney Bowes, Inc.	2,276,000

	Industrial Conglomerates - 0.96%
100,000	General Electric Co.	1,513,000
	Total Industrials (Cost $8,503,342)	4,871,600

	Information Technology - 5.41%
	Semiconductor & Semiconductor Equipment - 3.48%
100,000	Applied Materials, Inc.	1,394,000
200,000	Intel Corp.	4,080,000
		5,474,000
	Software - 1.93%
100,000	Microsoft Corp.	3,049,000
	Total Information Technology (Cost $8,492,954)	8,523,000

	Materials - 1.28%
	Chemicals - 1.28%
60,000	E.I. du Pont de Nemours & Co.	2,020,200
	Total Materials (Cost $2,662,511)	2,020,200

	Utilities - 0.59%
	Electric-Utilities - 0.59%
25,000	OGE Energy Corp.	922,250
	Total Utilities (Cost $906,026)	922,250

	TOTAL COMMON STOCKS (Cost $74,840,431)	78,502,790

	CONVERTIBLE BONDS - 7.37%
	Consumer Discretionary - 5.97%
	Media -5.97%
	Lions Gate Entertainment Corp. (a)
$6,500,000	2.938%, 10/15/2024	6,256,250
3,300,000	3.625%, 03/15/2025	3,143,250
	Total Consumer Discretionary (Cost $9,650,644)	9,399,500

	Health Care - 1.40%
	Biotechnology - 1.40%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011	2,210,875
	Total Health Care (Cost $2,300,820)	2,210,875

	TOTAL CONVERTIBLE BONDS (Cost $11,951,464)	11,610,375

	CORPORATE BONDS - 24.39%
	Consumer Discretionary - 6.70%
	Hotels, Restaurants & Leisure - 1.99%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,132,500

	Media - 1.90%
	Lions Gate Entertainment Corp.
3,000,000	10.250%, 11/01/2016 (Acquired Various Dates, Cost $2,947,955) (a)(b)	2,988,750

	Specialty Retail - 0.93%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,458,750

	Textiles, Apparel & Luxury Goods - 1.88%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	2,966,250
	Total Consumer Discretionary (Cost $7,491,128)	10,546,250

	Consumer Staples - 1.77%
	Food Products - 1.77%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	2,782,500
	Total Consumer Staples (Cost $2,922,838)	2,782,500

	Energy - 9.95%
	Oil & Gas - 9.95%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	2,970,000
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,090,000
	Susser Hldgs L L C
800,000	10.625%, 12/15/2013	838,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,750,000
	United Refining Co.
5,300,000	10.500%, 08/15/2012	5,021,750
	Total Energy (Cost $15,776,786)	15,669,750

	Health Care - 5.09%
	Health Care Providers & Services - 2.43%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,857,500
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	972,500
		3,830,000

	Pharmaceuticals - 2.66%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015	4,195,000
	Total Health Care (Cost $7,967,837)	8,025,000

	Industrials - 0.88%
	Aerospace & Defense - 0.23%
	Triumph Group Inc.
350,000	8.000%, 11/15/2017 (Acquired 11/10/2009, Cost $344,953) (b)	354,812

	Diversified Manufacturing - 0.65%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012	1,023,750
	Total Industrials (Cost $4,328,875)	1,378,562

	TOTAL CORPORATE BONDS (Cost $38,487,464)	38,402,062

	SHORT TERM INVESTMENTS - 16.48%
	Investment Companies - 16.48%
10,926,139	AIM STIT-Treasury Portfolio	10,926,139
15,026,728	Fidelity Institutional Government Portfolio	15,026,728
	Total Investment Companies	25,952,867

	TOTAL SHORT TERM INVESTMENTS (Cost $25,952,867)	25,952,867

	Total Investments (Cost $151,232,226) - 98.10%	154,468,094
	Other Assets in Excess of Liabilities - 1.9%	2,994,828
	TOTAL NET ASSETS - 100.00%	$157,462,922

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Foreign Issued Security. The total value of these securities amounted to
	$24,238,950 (15.39% of net assets) at December 31,2009.
	(b) - Restricted security deemed liquid. The total value of restricted securities is $3,343,562 (2.12% of net assets) at December 31, 2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$151,232,226
	Gross unrealized appreciation	15,091,068
	Gross unrealized depreciation	(11,855,200)
	Net unrealized appreciation	$3,235,868

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo China Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.05%
	Consumer Discretionary - 10.40%
	Automobiles - 4.65%
1,077,894	Chongqing Changan Automobile Co., Ltd. (a)	1,089,541

	Distributors - 0.05%
25,000	Goldin Properties Holdings Ltd. (a)	11,540

	Hotels, Restaurants & Leisure - 0.44%
105,000	Fairwood Holdings Ltd.	103,478

	Media - 2.44%
5,314,000	HC International, Inc. (a)(b)	572,120

	Textiles, Apparel & Luxury Goods - 2.82%
290,000	Anta Sports Products LTD	427,663
300,000	China Dongxiang Group Co.	231,476
25768000	Tack Fat Group International Ltd. (a)(b)(c)	0
		659,139
	Total Consumer Discretionary (Cost $907,444)	2,435,818

	Consumer Staples - 9.22%
	Food Products - 8.21%
900,000	Asian Citrus Holdings Ltd.	705,033
665,000	Chaoda Modern Agriculture (Holdings) Ltd.	707,887
135,000	China Agri-Industries Holdings Ltd.	176,379
351,000	China Green (Holdings) Ltd.	332,391
		1,921,690
	Personal Products - 1.01%
32,000	Hengan International Group Co. Ltd.	236,936
	Total Consumer Staples (Cost $1,250,758)	2,158,626

	Energy - 12.98%
	Coal & Consumable Fuels - 2.87%
138,500	China Shenhua Energy Co.	672,322

	Oil & Gas - 10.11%
662,000	China Petroleum & Chemical Corp. - Class H	583,251
660,000	CNOOC Ltd.	1,028,242
636,000	PetroChina Company Ltd.	756,108
		2,367,601
	Total Energy (Cost $2,044,433)	3,039,923

	Financials - 5.86%
	Commercial Banks - 2.13%
150,000	Bank Of China Ltd. - Class H	80,609
200,000	China Construction Bank - Class H	170,829
300,000	Industrial & Commercial Bank of China Ltd. - Class H	247,069
		498,507

	Insurance - 2.07%
4,000	CNinsure, Inc. - ADR (a)	80,320
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H	404,325
		484,645
	Real Estate - 0.86%
90,000	China Resources Land Ltd. (c)	202,586

	Real Estate Management & Development - 0.80%
100,000	Shimao Property Holdings Ltd. (c)	187,487
	Total Financials (Cost $1,111,609)	1,373,225

	Health Care - 9.08%
	Biotechnology - 1.02%
17,400	3SBio, Inc. - ADR (a)	238,206

	Health Care Equipment & Supplies - 6.41%
3,859,815	Golden Meditech Company Ltd. (a)	931,630
7,400	Mindray Medical International Ltd. - ADR	251,008
700,000	Mingyuan Medicare Development Co. Ltd. (a)	119,436
60,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	199,963
		1,502,037
	Pharmaceuticals - 1.65%
1,571,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	385,954
	Total Health Care (Cost $2,167,272)	2,126,197

	Industrials - 10.46%
	Airlines - 2.14%
1,623,000	China Southern Airline Co. Ltd. - Class H (a)	502,109

	Chemicals - 0.34%
145,000	Sinofert Holdings Ltd.	80,434

	Commercial Services & Supplies - 1.07%
4,380,000	Jolimark Holdings Ltd. (b)	251,386

	Construction & Engineering - 1.70%
86,000	China Communications Construction Co. - Class H	81,715
128,000	China Railway Construction Corp. Ltd. - Class H	163,104
200,000	China Railway Group Ltd. - Class H (a)	154,473
		399,292

	Electrical Equipment - 1.03%
55,000	China High Speed Transmission Equipment Group Co.	133,538
20,000	Dongfang Electric Corp. Ltd. - Class H	106,644
		240,182

	Machinery - 0.86%
160,794	China International Marine Containers (Group) Co. Ltd. (a)	201,609

	Road & Rail - 0.08%
50,350	China Shipping Container Lines Company Ltd. - Class H (a)	17,957

	Transportation Infrastructure - 3.24%
1,092,000	Anhui Expressway Co.	758,215
	Total Industrials (Cost $2,087,746)	2,451,184

	Information Technology - 2.82%
	Communications Equipment - 0.85%
32,500	ZTE Corp. - Class H	199,816

	Electronic Equipment, Instruments & Components - 1.10%
5,500	BYD Compamy Ltd. - Class H (a)	48,212
3,902,000	Kwang Sung Electronics H.K. (a)	207,957
		256,169
	Internet Software & Services - 0.11%
594,000	China Lotsynergy Holdings Ltd. (a)	25,941

	Semiconductor & Semiconductor Equipment - 0.76%
3,300	Trina Solar Ltd. - ADR (a)	178,101
	Total Information Technology (Cost $967,444)	660,027

	Materials - 12.91%
	Chemicals - 0.52%
200,000	China Bluechemical Ltd - Class H	122,151

	Construction Materials - 2.91%
84,000	Anhui Conch Cement Co. Ltd. (a)	536,757
200,000	China Shanshui Cement Group (a)	145,184
		681,941
	Metals & Mining - 9.48%
836,000	Aluminum Corporation Of China Ltd.	910,678
203,000	Jiangxi Copper Company Ltd. - Class H	474,747
382,000	Yanzhou Coal Mining Company Ltd. - Class H	835,481
		2,220,906
	Total Materials (Cost $1,333,964)	3,024,998

	Telecommunication Services - 10.18%
	Diversified Telecommunication Services - 3.11%
120,000	China Communications Services Corp. Ltd. - Class H	58,740
1,622,000	China Telecom Corp. Ltd. - Class H	670,724
		729,464
	Wireless Telecommunication Services - 7.07%
112,000	China Mobile Ltd.	1,042,105
468,000	China Unicom Ltd.	614,140
		1,656,245
	Total Telecommunication Services (Cost $2,840,127)	2,385,709

	Utilities - 5.14%
	Electric Utilities - 5.02%
588,000	Datang International Power Generation Company Ltd. - Class H	251,357
1,786,000	Huadian Power International Corp. Ltd. - Class H (a)	471,844
808,000	Huaneng Power International, Inc. - Class H	452,403
		1,175,604
	Water Utilities - 0.12%
50,000	Guangdong Investment Ltd.	29,055
	Total Utilities (Cost $1,481,235)	1,204,659

	TOTAL COMMON STOCKS (Cost $20,092,650)	20,860,366

	WARRANTS - 0.00%
	Matsunichi Comm. Warrants
19,500	Expiration: July, 2010, Excercise Price: $6.000	0

	TOTAL WARRANTS (Cost $0)	0

	SHORT TERM INVESTMENTS - 2.81%
	Investment Companies - 2.81%
659,832	Fidelity Institutional Government Portfolio	659,832
	Total Investment Companies	659,832

	TOTAL SHORT TERM INVESTMENTS (Cost $659,832)	659,832

	Total Investments (Cost $20,752,482) - 91.86%	21,520,198
	Other Assets in Excess of Liabilities - 8.14%	1,906,096
	TOTAL NET ASSETS - 100.00%	$23,426,294

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Illiquid Securities
	(c) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31,2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$20,752,482
	Gross unrealized appreciation	6,294,237
	Gross unrealized depreciation	(5,526,521)
	Net unrealized appreciation	$767,716

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Growth Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 90.08%
	Consumer Discretionary - 8.31%
	Auto Components - 2.92%
61,600	Gentex Corp.	$1,099,560
68,500	Johnson Controls, Inc.	1,865,940
		2,965,500
	Hotels, Restaurants & Leisure - 5.39%
65,900	Carnival Corp. (a)(b)	2,088,371
25,600	McDonald's Corp.	1,598,464
50,900	Yum! Brands, Inc.	1,779,973
		5,466,808
	Total Consumer Discretionary (Cost $7,171,908)	8,432,308

	Consumer Staples - 7.69%
	Beverages - 1.32%
23,500	Coca Cola Co.	1,339,500

	Household Products - 6.37%
27,000	Colgate-Palmolive Co.	2,218,050
34,100	Kimberly-Clark Corp.	2,172,511
34,215	The Procter & Gamble Co.	2,074,456
		6,465,017
	Total Consumer Staples (Cost $5,589,479)	7,804,517

	Energy - 5.34%
	Energy Equipment & Services - 5.34%
50,700	Schlumberger Ltd (b)	3,300,063
77,900	Smith International, Inc.	2,116,543
	Total Energy (Cost $6,582,010)	5,416,606

	Financials - 7.67%
	Capital Markets - 1.85%
11,100	The Goldman Sachs Group, Inc.	1,874,124

	Commercial Banks - 2.41%
46,600	Northern Trust Corp.	2,441,840

	Diversified Financial Services - 3.41%
48,000	JPMorgan Chase & Co.	2,000,160
46,100	MSCI, Inc. (a)	1,465,980
		3,466,140
	Total Financials (Cost $7,705,376)	7,782,104

	Health Care - 11.19%
	Health Care Equipment & Supplies - 6.12%
25,200	Baxter International, Inc.	1,478,736
54,000	Dentsply International, Inc.	1,899,180
26,600	Sigma-Aldrich Corp.	1,344,098
31,800	Varian Medical Systems, Inc. (a)	1,489,830
		6,211,844

	Life Sciences Tools & Services - 1.82%
78,900	Pharmaceutical Product Development, Inc.	1,849,416

	Pharmaceuticals - 3.25%
31,900	Abbott Laboratories	1,722,281
24,400	Johnson & Johnson	1,571,604
		3,293,885
	Total Health Care (Cost $8,972,677)	11,355,145

	Industrials - 16.87%
	Aerospace & Defense - 2.31%
43,300	The Boeing Co.	2,343,829

	Air Freight & Logistics - 1.58%
27,900	United Parcel Service, Inc.	1,600,623

	Commerical Services & Supplies - 3.98%
65,500	Brady Corp.	1,965,655
91,000	Corporate Executive Board Co.	2,076,620
		4,042,275
	Construction & Engineering - 2.09%
47,000	Fluor Corp.	2,116,880

	Electrical Equipment - 1.78%
42,400	Emerson Electric Co.	1,806,240

	Industrial Conglomerates - 2.08%
25,500	3M Co.	2,108,085

	Machinery - 3.05%
83,100	Chart Industries, Inc. (a)	1,375,305
33,400	Joy Global Inc.	1,723,106
		3,098,411
	Total Industrials (Cost $18,334,601)	17,116,343

	Information Technology - 30.81%
	Communications Equipment - 5.07%
136,800	Cisco Systems, Inc. (a)	3,274,992
40,400	QUALCOMM Inc.	1,868,904
		5,143,896
	Computers & Peripherals - 1.56%
46,100	NetApp, Inc. (a)	1,585,379

	Electronic Equipment, Instruments & Components - 3.96%
32,200	Dolby Laboratories, Inc. - Class A (a)	1,536,906
43,300	National Instruments Corp.	1,275,185
47,700	Trimble Navigation Ltd. (a)	1,202,040
		4,014,131
	Internet Software & Services - 2.61%
112,500	eBay Inc. (a)	2,648,250

	IT Services - 1.86%
100,000	Western Union Co.	1,885,000

	Office Electronics - 1.57%
55,900	Diebold, Inc.	1,590,355

	Semiconductor & Semiconductor Equipment - 9.35%
42,600	Broadcom Corp. - Class A (a)	1,339,770
17,150	Cabot Microelectronics Corp. (a)	565,264
102,900	Intel Corp.	2,099,160
41,000	KLA-Tencor Corp.	1,482,560
132,700	MKS Instruments, Inc. (a)	2,310,307
64,600	Texas Instruments, Inc.	1,683,476
		9,480,537
	Software - 4.83%
71,840	Electronic Arts Inc. (a)	1,275,160
19,500	F5 Networks, Inc. (a)	1,033,110
52,500	Microsoft Corp.	1,600,725
32,200	Red Hat, Inc. (a)	994,980
		4,903,975
	Total Information Technology (Cost $28,252,826)	31,251,523

	Materials - 2.20%
	Chemicals - 2.20%
19,900	Ecolab Inc.	887,142
16,700	Praxair, Inc.	1,341,177
	Total Materials (Cost $1,665,117)	2,228,319

	TOTAL COMMON STOCKS (Cost $84,273,994)	91,386,865

	SHORT TERM INVESTMENTS - 9.84%
	Investment Companies - 9.84%
9,979,450	Fidelity Institutional Government Portfolio	9,979,450
	Total Investment Companies	9,979,450

	TOTAL SHORT TERM INVESTMENTS (Cost $9,979,450)	9,979,450

	Total Investments (Cost $94,253,444) - 99.92%	101,366,315
	Other Assets in Excess of Liabilities - 0.08%	82,048
	TOTAL NET ASSETS - 100.00%	$101,448,363

	(a) - Non Income Producing
	(b) - Foreign Issued Securities. The total value of these securities amounted to $5,388,434 (5.31% of net assets) at December 31, 2009

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$94,253,444
	Gross unrealized appreciation	14,476,115
	Gross unrealized depreciation	(7,363,244)
	Net unrealized appreciation	$7,112,871

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 0.00%
	Special Purpose Entity - 0.00%
725,000	Adelphia Recovery Trust (a)(c)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $712,005)	0

	CONVERTIBLE PREFERRED STOCKS - 1.92%
	Financials - 1.92%
	Commercial Banks - 1.92%
108,200	Boston Private Capital Trust I	3,076,938
	Total Financials (Cost $5,342,000)	3,076,938

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,342,000)	3,076,938

	PREFERRED STOCKS - 1.61%
	Financials - 1.61%
	Real Estate Management & Development - 1.61%
125,000	Firstservice Corp. (e)	2,593,750
	Total Financials (Cost $2,656,250)	2,593,750

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	2,593,750

	CONVERTIBLE BONDS - 16.21%
	Consumer Discretionary - 5.32%
	Hotels, Resorts & Cruise Lines - 0.31%
	Host Hotels & Resorts LP
500,000	3.125%, 04/15/2024 (Acquired 02/19/2009, Cost $491,657) (b)	502,500

	Leisure Equipment & Products - 3.03%
	WMS Industries, Inc.
1,600,000	2.750%, 07/15/2010	4,862,000

	Media - 1.98%
	Lions Gate Entertainment Corp.
3,300,000	2.938%, 10/15/2024 (e)	3,176,250
	Total Consumer Discretionary (Cost $5,379,915)	8,540,750

	Consumer Staples - 0.17%
	Food & Staples Retailing - 0.17%
	Pantry, Inc.
300,000	3.000%, 11/15/2012	264,000
	Total Consumer Staples (Cost $242,597)	264,000

	Financials - 0.15%
	Capital Markets - 0.15%
	Janus Capital Group, Inc.
200,000	3.250%, 07/15/2014	242,000
	Total Financials (Cost $200,000)	242,000

	Health Care - 6.57%
	Biotechnology - 2.19%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	3,513,369

	Health Care Equipment & Supplies - 3.62%
	American Medical Systems
137,000	3.250%, 07/01/2036	155,666
863,000	4.000%, 09/15/2041	1,047,466
	ConMed Corp.
1,500,000	2.500%, 11/15/2024	1,419,375
	SonoSite, Inc.
1,000,000	3.750%, 07/15/2014	955,000
	Wright Medical Group, Inc.
2,550,000	2.625%, 12/01/2014	2,244,000
		5,821,507
	Life Sciences Tools & Services - 0.76%
	Charles River Laboratories International, Inc.
1,250,000	2.250%, 06/15/2013	1,221,875
	Total Health Care (Cost $9,620,892)	10,556,751

	Industrials - 3.84%
	Airlines - 3.11%
	JetBlue Airways Corp.
5,000,000	3.750%, 03/15/2035	4,993,750

	Trading Companies & Distributors - 0.73%
	Wesco Intl, Inc.
960,000	6.000%, 09/15/2029	1,176,000
	Total Industrials (Cost $5,718,615)	6,169,750

	Materials - 0.16%
	Metals & Mining - 0.16%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	254,250
	Total Materials (Cost $200,000)	254,250

	TOTAL CONVERTIBLE BONDS (Cost $21,362,019)	26,027,501

	CORPORATE BONDS - 65.29%
	Consumer Discretionary - 28.78%
	Hotels Restaurants & Leisure - 9.63%
	Ameristar Casinos, Inc.
2,925,000	9.250%, 06/01/2014 (Acquired 05/12/2009 through 12/17/2009, Cost $2,910,329) (b)	3,049,313
	Circus Circus
2,100,000	7.625%, 07/15/2013	1,606,500
	Isle of Capri Casinos
2,928,000	7.000%, 03/01/2014	2,620,560
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019 (Acquired 10/28/2009, Cost $1,584,000) (b)	1,644,000
	Pinnacle Entertainment, Inc.
2,685,000	8.250%, 03/15/2012	2,698,425
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,060,000
	Royal Caribbean Cruises Ltd
1,450,000	7.000%, 06/15/2013 (e)	1,453,625
1,615,000	7.500%, 10/15/2027 (e)	1,338,431
		15,470,854

	Household Durables - 1.59%
	Anixter, Inc.
400,000	10.000%, 03/15/2014	444,000
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,005,000
	Sealy Mattress Co.
100,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $96,235) (b)	111,750
		2,560,750
	Internet & Catalog Retail - 0.70%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,127,500

	Media - 3.10%
	Lions Gate Entertainment Corp.
5,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009, Cost $4,767,055) (b)(e)	4,981,250

	Rail Transportation - 0.73%
	Kansas City Southern Railway Co.
1,000,000	13.000%, 12/15/2013	1,165,000

	Specialty Retail - 5.94%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	2,075,000
	Group 1 Automotive, Inc.
2,900,000	8.250%, 08/15/2013	2,900,000
	Sally Holdings LLC.
650,000	9.250%, 11/15/2014	677,625
	United Auto Group, Inc.
4,000,000	7.750%, 12/15/2016	3,890,000
		9,542,625
	Textiles, Apparel & Luxury Goods - 7.09%
	Interface, Inc.
3,570,000	9.500%, 02/01/2014	3,529,837
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	4,972,500
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	2,879,932
		11,382,269
	Total Consumer Discretionary (Cost $45,160,651)	46,230,248

	Consumer Staples - 6.66%
	Beverages - 1.26%
	Constellation Brands, Inc.
2,000,000	8.125%, 01/15/2012	2,017,500

	Food & Staples Retailing - 1.20%
	Pantry, Inc.
2,000,000	7.750%, 02/15/2014	1,930,000

	Food Products - 1.59%
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,550,625

	Household Products - 1.97%
	Prestige Brands, Inc.
3,100,000	9.250%, 04/15/2012	3,158,125

	Personal Products - 0.64%
	Revlon Consumer Products Corp.
1,000,000	9.750%, 11/15/2015 (Acquired 11/17/2009, Cost $1,008,750) (b)	1,037,500
	Total Consumer Staples (Cost $10,799,594)	10,693,750

	Energy - 8.08%
	Oil & Gas - 8.08%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	819,375
2,000,000	8.250%, 11/01/2016	1,980,000
	Concho Resources, Inc.
750,000	8.625%, 10/01/2017	791,250
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019 (Acquired 09/18/2009, Cost $99,160) (b)	105,500
	Inergy L.P./Inergy Finance Corp.
3,400,000	0.069%, 12/15/2014	3,374,500
600,000	8.250%, 03/01/2016	612,000
	Susser Hldgs L L C
1,250,000	10.625%, 12/15/2013	1,309,375
	United Refining Co.
4,200,000	1.500%, 08/15/2012	3,979,500
	Total Energy (Cost $12,819,080)	12,971,500

	Financials - 1.76%
	Capital Markets - 1.76%
	Janus Capital Group, Inc.
1,825,000	6.125%, 09/15/2011	1,834,202
1,000,000	6.500%, 06/15/2012	993,195
	Total Financials (Cost $2,472,024)	2,827,397

	Health Care - 7.43%
	Health Care Equipment & Supplies - 0.73%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,173,000
		1,173,000
	Health Care Providers & Services - 4.13%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,857,500
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	1,007,500
	Psychiatric Solutions, Inc.
2,100,000	7.750%, 07/15/2015	2,042,250
	Sun Healthcare Group, Inc.
700,000	9.125%, 04/15/2015	722,750
		6,630,000
	Pharmaceuticals - 2.57%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015	4,127,880
	Total Health Care (Cost $11,755,125)	11,930,880

	Industrials - 10.24%
	Aerospace & Defense - 0.09%
	Triumph Group Inc.
150,000	8.000%, 11/15/2017 (Acquired 11/10/2009, Cost $147,837) (b)	152,063

	Commercial Services & Supplies - 6.12%
	Education Management LLC
2,805,000	8.750%, 06/01/2014	2,910,188
370,000	10.250%, 06/01/2016	397,750
	Greenbrier Companies, Inc.
2,000,000	8.375%, 05/15/2015	1,662,500
	Iron Mountain, Inc.
2,925,000	7.750%, 01/15/2015	2,954,250
	Mobile Mini, Inc.
2,000,000	6.875%, 05/01/2015	1,900,000
		9,824,688
	Diversified Manufacturing - 1.74%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,262,487
	BWAY Corp.
500,000	10.000%, 04/15/2014 (Acquired 05/11/2009, Cost $487,635) (b)	531,250
		2,793,737
	Machinery - 2.29%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016 (Acquired 11/16/2009, Cost $1,480,365) (b)	1,546,875
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	938,750
	Chart Industries, Inc.
1,000,000	9.125%, 10/15/2015	1,005,000
	Gardner Denver, Inc.
185,000	8.000%, 05/01/2013	182,687
		3,673,312
	Total Industrials (Cost $16,218,785)	16,443,800

	Information Technology - 1.28%
	Semiconductors & Semiconductor Equipment - 1.28%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	526,904
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,538,785
	Total Information Technology (Cost $1,726,417)	2,065,689

	Manufacturing - 0.15%
	Transportation Equipment - 0.15%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	239,112
	Total Manufacturing (Cost $234,362)	239,112

	Services - 0.91%
	Business Services - 0.91%
	Lamar Media Corp.
1,500,000	6.625%, 08/15/2015	1,457,500
	Total Services (Cost $1,390,689)	1,457,500

	TOTAL CORPORATE BONDS (Cost $102,576,727)	104,859,876

	SHORT TERM INVESTMENTS - 13.24%
	Investment Companies - 13.24%
6,056,823	AIM STIT-Treasury Portfolio	6,056,823
15,204,189	Fidelity Institutional Government Portfolio	15,204,189
	Total Investment Companies	21,261,012

	TOTAL SHORT TERM INVESTMENTS (Cost $21,261,012)	21,261,012

Total Investments (Cost $153,910,013) - 98.27%	157,819,077
Other Assets in Excess of Liabilities - 1.73%	2,784,891
TOTAL NET ASSETS - 100.00%	160,603,968

(a) - Non Income Producing
(b) - Restricted security deemed liquid. The total value of restricted securities is $13,662,001 (8.51% of net assets) at December 31, 2009.
(c) - Illiquid Security
(d) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2009.
(e) - Foreign issued security. The total value of these securities amounted to $13,543,306 (8.43% of net assets) at December 31, 2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$153,910,013
Gross unrealized appreciation	8,969,005
Gross unrealized depreciation	(5,059,941)
Net unrealized appreciation	$3,909,064

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 80.07%
	Austria - 0.66%
	Oil & Gas - 0.66%
4,000	OMV AG	$175,504
	Total Austria (Cost $173,180)	175,504

	Bermuda - 2.65%
	Food Products - 2.65%
900,000	Asian Citrus Holdings Ltd.	705,033
	Total Bermuda (Cost $490,412)	705,033

	Brazil - 9.40%
	Diversified Financial Services - 2.04%
77,320	BM&F BOVESPS SA	544,038

	IT Services - 4.18%
58,000	Cielo SA	511,040
36,000	Redecard SA	599,655
		1,110,695
	Water Utilities - 3.18%
600	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR	23,472
43,000	Companhia de Saneamento de Minas Gerais - Copasa MG	821,223
		844,695
	Total Brazil (Cost $1,984,998)	2,499,428

	Cayman Islands - 2.78%
	Biotechnology - 1.16%
22,600	3SBio, Inc. - ADR (a)	309,394

	Construction Materials - 1.15%
420,000	China Shanshui Cement Group	304,887

	Semiconductor & Semiconductor Equipment - 0.47%
2,300	Trina Solar Ltd. - ADR (a)	124,131
	Total Cayman Islands (Cost $391,758)	738,412

	China - 6.07%
	Construction & Engineering - 0.42%
150,000	Baoye Group Co. Ltd.	112,398

	Food Products - 3.73%
690,498	Chaoda Modern Agriculture (Holdings) Ltd.	735,030
270,000	China Green (Holdings) Ltd.	255,685
		990,715
	Health Care Equipment & Supplies - 1.06%
8,300	Mindray Medical International Ltd. - ADR	281,536

	Insurance - 0.86%
11,400	CNinsure, Inc. - ADR (a)	228,912
	Total China (Cost $1,331,265)	1,613,561

	Denmark - 0.50%
	Electrical Equipment - 0.50%
2,200	Vestas Wind System A/S (a)	133,942
	Total Denmark (Cost $148,077)	133,942

	France - 4.33%
	Commercial Banks - 0.73%
11,000	Credit Agricole S.A.	193,049

	Food Products - 0.51%
1,100	Vilmorin & Cie	136,236

	Machinery - 0.41%
600	Vallourec SA	108,551

	Multi-Utilities - 0.61%
4,966	Veolia Environnement - ADR	163,282

	Software - 1.18%
5,500	Dassault Systemes S.A.	313,196

	Textiles, Apparel & Luxury Goods - 0.89%
2,100	LVMH Moet Hennessy Louis Vuitton SA	235,468
	Total France (Cost $1,356,058)	1,149,782

	Germany - 8.44%
	Chemicals - 1.50%
5,000	Bayer AG	400,117

	Household Products - 1.67%
9,900	Henkel KGaA	443,531

	Pharmaceuticals - 0.74%
2,100	Merck KGaA	196,912

	Software - 0.90%
5,100	SAP AG - ADR	238,731

	Textiles, Apparel & Luxury Goods - 3.63%
9,200	Adidas AG	498,322
1,400	Puma AG Rudolf Dassler Sport	466,047
		964,369
	Total Germany (Cost $2,160,602)	2,243,660

	Guernsey - 2.03%
	IT Services - 2.03%
18,900	Amdocs Ltd. (a)	539,217
	Total Guernsey (Cost $546,328)	539,217

	Hong Kong - 4.75%
	Health Care Equipment & Supplies - 1.26%
600,000	Mingyuan Medicare Development Co. Ltd. (a)	102,374
70,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	233,291
		335,665
	Hotels, Restaurants & Leisure - 0.50%
135,000	Fairwood Holdings Ltd.	133,043

	Real Estate Management & Development - 0.34%
7,000	Cheung Kong (Holdings) Ltd.	89,951

	Textiles, Apparel & Luxury Goods - 1.03%
185,000	Anta Sports Products LTD	272,820

	Water Utilities - 1.62%
740,000	Guangdong Investment Ltd.	430,026
	Total Hong Kong (Cost $849,771)	1,261,505

	India - 2.72%
	Pharmaceuticals - 2.72%
29,900	Dr. Reddy's Laboratories Ltd. - ADR	723,879
	Total India (Cost $489,473)	723,879

	Israel - 1.97%
	Pharmaceuticals - 1.97%
9,300	Teva Pharmaceutical Industries Ltd. - ADR	522,474
	Total Israel (Cost $416,358)	522,474

	Japan - 5.33%
	Commercial Services & Supplies - 0.63%
3,500	SECOM CO., LTD.	166,242

	Electronic Equipment, Instruments & Components - 1.76%
34,000	Nippon Electric Glass Co., Ltd.	467,972

	Multiline Retail - 0.82%
6,000	Ryohin Keikaku Co.	218,375

	Specialty Retail - 2.12%
3,000	FAST RETAILING CO., Ltd.	563,818
	Total Japan (Cost $1,260,021)	1,416,407

	Luxembourg - 2.60%
	Energy Equipment & Services - 0.66%
4,100	Tenaris S.A. - ADR	174,865

	Wireless Telecommunication Services - 1.94%
7,000	Millicom International Cellular S.A. (a)	516,390
	Total Luxembourg (Cost $662,609)	691,255

	Malaysia - 0.53%
	Airlines - 0.53%
350,000	Airasia Berhad (a)	140,515
	Total Malaysia (Cost $144,971)	140,515

	Mexico - 1.73%
	Wireless Telecommunication Services - 1.73%
9,800	America Movil SAB de C.V. - ADR	460,404
	Total Mexico (Cost $489,739)	460,404

	Netherlands - 0.99%
	Industrial Conglomerates - 0.99%
8,900	Koninklijke (Royal) Philips Electronics N.V. - ADR	262,016
	Total Netherlands (Cost $355,289)	262,016

	Norway - 0.39%
	Commercial Services & Supplies - 0.39%
22,000	Tomra Systems ASA	105,113
	Total Norway (Cost $161,952)	105,113

	Singapore - 2.85%
	Diversified Financial Services - 1.35%
20,500	Jardine Strategic Holdings Ltd. (a)(d)	359,442

	Hotels, Restaurants & Leisure - 0.51%
90,000	Mandarin Oriental International Ltd.	133,857

	Water Utilities - 0.99%
105,000	Hyflux Ltd.	263,365
	Total Singapore (Cost $721,180)	756,664

	Spain - 1.57%
	Computer Integrated Systems Design - 0.88%
6,000	Telvent GIT, S.A.	233,880

	Diversified Financial Services - 0.69%
5,700	Bolsas y Mercados Espanoles	183,845
	Total Spain (Cost $210,679)	417,725

	Sweden - 1.12%
	Communications Equipment - 1.07%
30,800	Telefonaktiebolaget LM Ericsson - ADR	283,052

	Credit Intermediation and Related Activities - 0.05%
1,400	Swedbank AB - ADR	14,000
	Total Sweden (Cost $470,461)	297,052

	Switzerland - 10.55%
	Commercial Banks - 1.38%
10,400	Julius Baer Group Limited.	365,752

	Capital Markets - 1.57%
34,400	GAM Holding Ltd.	416,552

	Chemicals - 2.01%
3,000	Lonza Group AG	211,377
9,500	Syngenta Ag - ADR	534,565
		745,942

	Food Products - 0.97%
5,300	Nestle SA	257,228

	Health Care Equipment & Supplies - 0.74%
1,500	Synthes, Inc.	196,633

	Industrial Conglomerates - 0.84%
4,000	Daetwyler Holding AG	223,605

	Management Consulting Services - 0.73%
10,100	ABB Ltd. - ADR	192,910

	Pharmaceuticals - 0.23%
400	Acino Holding AG	62,299

	Software - 1.45%
15,000	Temenos Group AG (a)	386,534

	Textiles, Apparel & Luxury Goods - 0.57%
600	Swatch Group AG	151,872
	Total Switzerland (Cost $2,931,296)	2,999,327

	Taiwan - 0.66%
	Semiconductors & Semiconductor Equipment - 0.66%
15,281	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	174,815
	Total Taiwan, Province of China (Cost $144,516)	174,815

	United Kingdom - 3.74%
	Beverages - 1.83%
7,000	Diageo plc - ADR	485,870

	Health Care Equipment & Supplies - 1.21%
6,300	Smith & Nephew plc - ADR	322,875

	Internet Software & Services - 0.70%
30,000	Telecity Group PLC (a)	184,917
	Total United Kingdom (Cost $943,548)	993,662

	United States - 1.71%
	Capital Markets - 0.97%
10,100	Artio Global Investors Inc. (a)	257,449
	Total United States (Cost $257,396)	257,449

	TOTAL COMMON STOCKS (Cost $19,092,267)	21,278,801

	PREFERRED STOCKS - 3.15%
	Brazil - 3.15%
	Beverages - 0.95%
2,500	Companhia de Bebidas das Americas (AMBEV) - ADR	252,725

	Oil, Gas & Consumable Fuels - 2.20%
13,800	Petroleo Brasileiro S.A. - ADR	584,982
	Total Brazil (Cost $587,849)	837,707

	TOTAL PREFERRED STOCKS (Cost $587,849)	837,707

	SHORT TERM INVESTMENTS - 1.84%
	Investment Companies - 1.84%
489,183	Fidelity Institutional Government Portfolio	489,183
	Total Investment Companies	489,183

	TOTAL SHORT TERM INVESTMENTS (Cost $489,183)	489,183

	Total Investments (Cost $20,169,299) - 85.06%	22,605,691
	Other Assets in Excess of Liabilities - 14.94%	3,970,816
	TOTAL NET ASSETS - 100.00%	$26,576,507

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non-income Producing Security.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$20,169,299
	Gross unrealized appreciation	4,019,162
	Gross unrealized depreciation	(1,582,770)
	Net unrealized appreciation	$2,436,392

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.55%
	Consumer Discretionary - 7.57%
	Media - 5.27%
22,150	Viacom Inc. - Class B (a)	$658,520
36,000	The Walt Disney Co.	1,161,000
		1,819,520
	Specialty Retail - 2.30%
22,800	Abercrombie & Fitch Co. - Class A	794,580
	Total Consumer Discretionary (Cost $2,607,322)	2,614,100

	Consumer Staples - 10.84%
	Food & Staples Retailing - 6.12%
8,800	Costco Wholesale Corp.	520,696
18,100	Walgreen Co.	664,632
33,900	Whole Foods Market, Inc. (a)	930,555
		2,115,883
	Food Products - 2.54%
12,400	General Mills, Inc.	878,044

	Personal Products - 2.18%
23,900	Avon Products, Inc.	752,850
	Total Consumer Staples (Cost $3,143,671)	3,746,777

	Financials - 15.21%
	Commercial Banks - 3.83%
35,100	Bank of America Corp.	528,606
15,200	Northern Trust Corp.	796,480
		1,325,086
	Diversified Financial Services - 11.38%
31,700	American Express Co.	1,284,484
8,600	Franklin Resources, Inc.	906,010
12,900	JPMorgan Chase & Co.	537,543
22,600	T. Rowe Price Group, Inc.	1,203,450
		3,931,487
	Total Financials (Cost $3,869,498)	5,256,573

	Health Care - 21.38%
	Biotechnology - 4.03%
32,200	Gilead Sciences, Inc. (a)	1,393,616

	Health Care Equipment & Supplies - 6.46%
15,650	Becton, Dickinson and Co.	1,234,159
20,800	Covidien PLC (b)	996,112
		2,230,271
	Pharmaceuticals - 10.89%
11,200	Bayer AG - ADR (b)	893,760
45,500	Forest Laboratories, Inc. (a)	1,461,005
38,500	Merck & Co., Inc.	1,406,790
		3,761,555
	Total Health Care (Cost $5,745,405)	7,385,442

	Industrials - 8.18%
	Aerospace & Defense - 2.07%
13,200	The Boeing Co.	714,516

	Air Freight & Logistics - 3.16%
13,100	FedEx Corp.	1,093,195

	Construction & Engineering - 2.95%
22,600	Fluor Corp.	1,017,904
	Total Industrials (Cost $2,053,306)	2,825,615

	Information Technology - 29.37%
	Communications Equipment - 6.59%
35,700	Cisco Systems, Inc. (a)	854,658
36,400	Corning, Inc.	702,884
15,600	QUALCOMM Inc.	721,656
		2,279,198
	Computers & Peripherals - 3.03%
30,400	NetApp, Inc. (a)	1,045,456

	Internet Software & Services - 5.76%
47,200	eBay Inc. (a)	1,111,088
52,300	Yahoo!, Inc. (a)	877,594
		1,988,682
	Semiconductor & Semiconductor Equipment - 10.23%
77,700	Applied Materials, Inc.	1,083,138
17,700	Broadcom Corp. - Class A (a)	556,665
65,100	Intel Corp.	1,328,040
21,700	Texas Instruments, Inc.	565,502
		3,533,345
	Software - 3.76%
50,100	Electronic Arts Inc. (a)	889,275
13,500	Microsoft Corp.	411,615
		1,300,890
	Total Information Technology (Cost $10,230,431)	10,147,571

	TOTAL COMMON STOCKS (Cost $27,649,633)	31,976,078

	SHORT TERM INVESTMENTS - 7.38%
	Investment Companies - 7.38%
2,550,092	Fidelity Institutional Government Portfolio	2,550,092
	Total Investment Companies	2,550,092

	TOTAL SHORT TERM INVESTMENTS (Cost $2,550,092)	2,550,092

	Total Investments (Cost $30,199,725) - 99.93%	34,526,170
	Other Assets in Excess of Liabilities - 0.07%	23,719
	TOTAL NET ASSETS - 100.00%	$34,549,889

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) - Non-income producing security.
(b) - Foreign Issued Securities. The total value of these securities amounted to $1,889,872 (5.47% of net assets)
at December 31, 2009
The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$30,199,725
Gross unrealized appreciation	6,386,097
Gross unrealized depreciation	(2,059,652)
Net unrealized appreciation	$4,326,445

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 99.20%
	Consumer Discretionary - 18.32%
	Diversified Consumer Services - 3.38%
32,900	Universal Technical Institute, Inc. (a)	$664,580

	Hotels Restaurants & Leisure - 5.50%
101,598	McCormick & Schmick's Seafood Restaurants, Inc. (a)	707,122
9,400	Steiner Leisure Ltd. (a)(b)	373,744
		1,080,866
	Internet & Catalog Retail - 2.91%
128,500	Coldwater Creek, Inc. (a)	573,110

	Internet Retail - 1.85%
20,600	Petmed Express, Inc.	363,178

	Specialty Retail - 1.13%
10,000	Vitamin Shoppe, Inc. (a)	222,400

	Textiles, Apparel & Luxury Goods - 3.55%
104,239	The Dixie Group, Inc. (a)(c)	282,488
20,100	Oxford Industries, Inc.	415,668
		698,156
	Total Consumer Discretionary (Cost $4,223,988)	3,602,290

	Consumer Staples - 2.11%
	Food Products - 2.11%
69,100	Smart Balance, Inc. (a)	414,600
	Total Consumer Staples (Cost $415,190)	414,600

	Financials - 12.04%
	Capital Markets - 4.28%
76,600	Sanders Morris Harris Group, Inc.	421,300
7,100	Stifel Financial Corp. (a)	420,604
		841,904
	Diversified Financial Services - 7.76%
16,300	Cohen & Steers, Inc.	372,292
83,000	MarketAxess Holdings, Inc. (a)	1,153,700
		1,525,992
	Total Financials (Cost $2,158,629)	2,367,896

	Health Care - 21.88%
	Health Care Equipment & Supplies - 13.63%
56,300	Align Technology, Inc. (a)	1,003,266
9,500	ICU Medical, Inc. (a)	346,180
13,925	Meridian Bioscience, Inc.	300,084
14,250	Neogen Corp. (a)	336,442
92,500	Orthovita, Inc. (a)	324,675
154,900	Remedent, Inc. (a)(c)	60,411
13,100	SonoSite, Inc. (a)	309,553
		2,680,611

	Health Care Providers & Services - 3.82%
12,000	ICON PLC - ADR (a)(b)	260,760
38,400	Virtual Radiologic Corp. (a)	489,984
		750,744
	Health Care Technology - 2.64%
44,300	Omnicell, Inc. (a)	517,867

	Pharmaceuticals - 1.79%
103,500	Bioform Medical, Inc. (a)	351,900
	Total Health Care (Cost $3,488,997)	4,301,122

	Industrials - 7.60%
	Commercial Services & Supplies - 7.60%
6,300	Capella Education Company (a)	474,390
16,900	Exponent, Inc. (a)	470,496
17,600	Heidrick & Struggles International, Inc.	549,824
	Total Industrials (Cost $1,104,765)	1,494,710

	Information Technology - 31.84%
	Communications Equipment - 1.13%
20,400	Ciena Corp. (a)	221,136

	Computers & Peripherals - 4.46%
21,792	Rimage Corp. (a)	377,873
28,900	Stratasys, Inc. (a)	499,392
		877,265
	Electronic Equipment & Instruments - 3.38%
19,400	DTS, Inc. (a)	663,674

	Internet Software & Services - 8.45%
86,700	DivX, Inc. (a)	488,988
60,700	Internap Network Services Corp. (a)	285,290
59,100	The Knot, Inc. (a)	595,137
32,000	NIC, Inc.	292,480
		1,661,895
	IT Services - 1.23%
28,000	Integral Systems, Inc (a)	242,480

	Professional, Scientific, and Technical Services - 3.57%
90,278	Deltek, Inc. (a)	702,363

	Semiconductors & Semiconductor Equipment - 1.94%
11,600	Cabot Microelectronics Corp. (a)	382,336

	Software - 7.68%
62,400	Double-Take Software Inc. (a)	623,376
77,500	PDF Solutions, Inc. (a)	298,375
56,800	PROS Holdings, Inc. (a)	587,880
		1,509,631
	Total Information Technology (Cost $6,996,775)	6,260,780

	Materials - 5.41%
	Chemicals - 2.82%
41,900	Landec Corp. (a)	261,456
18,600	STR Holdings Inc. (a)	292,206
		553,662

	Metals & Mining - 2.59%
40,000	Horsehead Holding Corp. (a)	510,000
	Total Materials (Cost $892,502)	1,063,662

	TOTAL COMMON STOCKS (Cost $19,280,846)	19,505,060

	SHORT TERM INVESTMENTS - 0.81%
	Investment Companies - 0.81%
157,812	Fidelity Institutional Government Portfolio	157,812
	Total Investment Companies	157,812

	TOTAL SHORT TERM INVESTMENTS (Cost $157,812)	157,812

	Total Investments (Cost $19,438,658) - 100.01%	19,662,872
	Liabilities in Excess of Other Assets - (0.01)%	(986)
	TOTAL NET ASSETS - 100.00%	$19,661,886

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non-income producing security.
	(b) - Foreign Issued Securities. The total value of these securities amounted to $634,504 (3.23% of net assets) at December 31, 2009.
	(c) - Illiquid Securities

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$19,438,658
	Gross unrealized appreciation	3,646,854
	Gross unrealized depreciation	(3,422,640)
	Net unrealized appreciation	$224,214

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.41%
	Consumer Discretionary - 27.37%
	Auto Components - 3.92%
134,300	Autoliv, Inc.	5,823,248
550,800	Gentex Corp.	9,831,780
		15,655,028
	Educational Services - 1.00%
181,300	Education Management Corp. (a)	3,990,413

	Hotels, Restaurants & Leisure - 4.70%
95,100	Chipotle Mexican Grill, Inc. (a)	8,384,016
249,275	Life Time Fitness, Inc. (a)	6,214,426
164,900	Royal Caribbean Cruises Ltd (a)(b)	4,168,672
		18,767,114
	Leisure Equipment & Products - 0.97%
205,500	International Game Technology	3,857,235

	Media - 1.88%
297,275	Interactive Data Corp.	7,521,057

	Specialty Retail - 12.53%
347,800	Abercrombie & Fitch Co. - Class A	12,120,830
1,085,600	Chico's FAS, Inc. (a)	15,252,680
267,100	PETsMART, Inc.	7,128,899
145,000	Tiffany & Co.	6,235,000
266,700	Urban Outfitters, Inc. (a)	9,331,833
		50,069,242
	Textiles, Apparel & Luxury Goods - 2.37%
117,100	Polo Ralph Lauren Corp.	9,482,758
	Total Consumer Discretionary (Cost $94,842,372)	109,342,847

	Consumer Staples - 2.02%
	Food & Staples Retailing - 2.02%
293,800	Whole Foods Market, Inc. (a)	8,064,810
	Total Consumer Staples (Cost $11,900,279)	8,064,810

	Financials - 7.29%
	Diversified Financial Services - 7.29%
591,700	Janus Capital Group, Inc.	7,958,365
172,600	Morningstar, Inc. (a)	8,343,484
151,200	MSCI, Inc. (a)	4,808,160
150,900	T. Rowe Price Group, Inc.	8,035,425
	Total Financials (Cost $22,430,749)	29,145,434

	Health Care - 13.59%
	Biotechnology - 1.65%
464,100	Amylin Pharmaceuticals, Inc. (a)	6,585,579

	Health Care Equipment & Supplies - 3.58%
189,100	Dentsply International, Inc.	6,650,647
199,200	Qiagen N.V. (a)(b)	4,446,144
63,300	Sigma-Aldrich Corp.	3,198,549
		14,295,340
	Health Care Providers & Services - 4.80%
236,900	Charles River Laboratories International, Inc. (a)	7,981,161
477,000	Pharmaceutical Product Development, Inc.	11,180,880
		19,162,041
	Pharmaceuticals - 3.56%
237,600	Forest Laboratories, Inc. (a)	7,629,336
244,500	Medicis Pharmaceutical Corp. - Class A	6,613,725
		14,243,061
	Total Health Care (Cost $53,615,846)	54,286,021

	Industrials - 14.82%
	Commercial Services & Supplies - 12.92%
613,200	Career Education Corp. (a)	14,293,692
329,900	Covanta Holding Corp. (a)	5,967,891
85,200	DeVry, Inc.	4,833,396
188,400	Hewitt Associates, Inc. - Class A (a)	7,961,784
324,650	Iron Mountain, Inc. (a)	7,389,034
116,394	ITT Educational Services, Inc. (a)	11,169,168
		51,614,965
	Professional Services - 1.90%
436,900	Monster Worldwide, Inc. (a)	7,602,060
	Total Industrials (Cost $51,823,614)	59,217,025

	Information Technology - 20.16%
	Computers & Peripherals - 1.75%
203,600	NetApp, Inc. (a)	7,001,804

	Electronic Equipment, Instruments & Components - 1.85%
154,800	Dolby Laboratories, Inc. - Class A (a)	7,388,604

	Internet Software & Services - 2.43%
384,300	Akamai Technologies, Inc. (a)	9,734,319

	IT Services - 1.97%
162,300	Fiserv, Inc. (a)	7,868,304

	Semiconductor & Semiconductor Equipment - 4.25%
242,500	KLA-Tencor Corp.	8,768,800
534,000	National Semiconductor Corp.	8,202,240
		16,971,040
	Software - 7.91%
221,000	Citrix Systems, Inc. (a)	9,195,810
466,300	Electronic Arts Inc. (a)	8,276,825
74,500	F5 Networks, Inc. (a)	3,947,010
329,300	Red Hat, Inc. (a)	10,175,370
		31,595,015
	Total Information Technology (Cost $63,648,846)	80,559,086

	Materials - 1.42%
	Chemicals - 1.42%
101,800	FMC Corp.	5,676,368
	Total Materials (Cost $5,688,360)	5,676,368

	Telecommunication Services - 2.74%
	Diversified Telecommunication Services - 2.74%
474,800	NeuStar, Inc. (a)	10,939,392
	Total Telecommunication Services (Cost $11,890,456)	10,939,392

	TOTAL COMMON STOCKS (Cost $315,840,522)	357,230,983

	SHORT TERM INVESTMENTS - 10.26%
	Investment Companies - 10.26%
1,020,444	AIM STIT-Treasury Portfolio	1,020,444
39,972,509	Fidelity Institutional Government Portfolio	39,972,509
	Total Investment Companies	40,992,953

	TOTAL SHORT TERM INVESTMENTS (Cost $40,992,953)	40,992,953

	Total Investments (Cost $356,833,475) - 99.67%	398,223,936
	Other Assets in Excess of Liabilities - 0.33%	1,307,958
	TOTAL NET ASSETS - 100.00%	$399,531,894

	(a) - Non-income producing security.
	(b) - Foregin Issued Securities. The total value of these securities amounted to $8,614,816 (2.16% of net assets) at December 31, 2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$356,833,475
	Gross unrealized appreciation	65,188,305
	Gross unrealized depreciation	(23,797,844)
	Net unrealized appreciation	$41,390,461

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.02%
	Energy - 1.93%
	Energy Equipment & Services - 1.93%
136,700	Smith International, Inc.	$3,714,139
	Total Energy (Cost $3,445,180)	3,714,139

	Financials - 1.03%
	Insurance - 1.03%
120,600	eHealth, Inc. (a)	1,981,458
	Total Financials (Cost $1,779,509)	1,981,458

	Health Care - 25.48%
	Biotechnology - 3.54%
288,100	Amylin Pharmaceuticals, Inc. (a)	4,088,139
62,800	Gilead Sciences, Inc. (a)	2,717,984
		6,806,123
	Health Care Equipment & Supplies - 12.57%
416,200	Align Technology, Inc. (a)	7,416,684
108,400	American Medical Systems Holdings, Inc. (a)	2,091,036
32,200	Becton, Dickinson and Co.	2,539,292
38,650	Covidien PLC (b)	1,850,949
45,300	Dentsply International, Inc.	1,593,201
93,200	NuVasive, Inc. (a)	2,980,536
567,965	Orthovita, Inc. (a)	1,993,557
92,094	Sonosite, Inc. (a)	2,176,181
32,200	Varian Medical Systems, Inc. (a)	1,508,570
		24,150,006
	Health Care Providers & Services - 3.26%
52,200	Charles River Laboratories International, Inc. (a)	1,758,618
192,400	Pharmaceutical Product Development, Inc.	4,509,856
		6,268,474
	Health Care Technology - 0.48%
20,500	athenahealth Inc. (a)	927,420

	Pharmaceuticals - 5.63%
376,000	Bioform Medical, Inc. (a)	1,278,400
92,100	Forest Laboratories, Inc. (a)	2,957,331
137,700	Medicis Pharmaceutical Corp. - Class A	3,724,785
78,200	Merck & Co., Inc. (a)	2,857,428
		10,817,944
	Total Health Care (Cost $45,562,350)	48,969,967

	Industrials - 5.29%
	Aerospace & Defense - 1.08%
160,200	Hexcel Corp. (a)	2,079,396

	Commercial Services & Supplies - 3.25%
123,800	Corporate Executive Board Co.	2,825,116
80,800	Hewitt Associates, Inc. - Class A (a)	3,414,608
		6,239,724

	Machinery - 0.96%
111,600	Chart Industries, Inc. (a)	1,846,980
	Total Industrials (Cost $7,781,061)	10,166,100

	Information Technology - 52.26%
	Communications Equipment - 8.86%
160,300	Adtran, Inc.	3,614,765
164,500	Ciena Corp. (a)	1,783,180
176,900	Cisco Systems, Inc. (a)	4,234,986
178,000	Corning, Inc.	3,437,180
85,600	QUALCOMM Inc.	3,959,856
		17,029,967
	Computers & Peripherals - 5.99%
239,100	EMC Corp. (a)	4,177,077
33,500	International Business Machines Corp. (IBM)	4,385,150
85,500	NetApp, Inc. (a)	2,940,345
		11,502,572
	Electronic Equipment & Instruments - 3.95%
67,000	Dolby Laboratories, Inc. - Class A (a)	3,197,910
81,650	National Instruments Corp.	2,404,592
78,600	Trimble Navigation Ltd. (a)	1,980,720
		7,583,222
	Internet Software & Services - 9.09%
174,300	Akamai Technologies, Inc. (a)	4,415,019
108,000	DealerTrack Holdings Inc. (a)	2,029,320
78,800	Digital River, Inc. (a)	2,126,812
185,700	eBay Inc. (a)	4,371,378
269,400	Yahoo!, Inc. (a)	4,520,532
		17,463,061
	IT Services - 1.50%
59,500	Fiserv, Inc. (a)	2,884,560

	Semiconductor & Semiconductor Equipment - 15.31%
242,700	Applied Materials, Inc.	3,383,238
73,500	Broadcom Corp. - Class A (a)	2,311,575
74,000	Cabot Microelectronics Corp. (a)	2,439,040
69,685	FormFactor Inc. (a)	1,516,346
166,050	Intel Corp.	3,387,420
181,350	Maxim Integrated Products, Inc.	3,681,405
50,000	Microchip Technology Inc.	1,453,000
243,800	MKS Instruments, Inc. (a)	4,244,558
222,600	Semtech Corp. (a)	3,786,426
123,900	Texas Instruments, Inc.	3,228,834
		29,431,842
	Software - 7.56%
47,700	Citrix Systems, Inc. (a)	1,984,797
168,200	Electronic Arts Inc. (a)	2,985,550
36,800	F5 Networks, Inc. (a)	1,949,664
115,007	Manhattan Associates, Inc. (a)	2,763,618
97,500	Microsoft Corp.	2,972,775
60,400	Red Hat, Inc. (a)	1,866,360
		14,522,764
	Total Information Technology (Cost $88,237,372)	100,417,988

	Materials - 0.80%
	Chemicals - 0.80%
27,600	FMC Corp.	1,538,976
	Total Materials (Cost $1,264,422)	1,538,976

	Telecommunication Services - 2.23%
	Diversified Telecommunication Services - 2.23%
186,100	NeuStar, Inc. (a)	4,287,744
	Total Telecommunication Services (Cost $4,396,485)	4,287,744

	TOTAL COMMON STOCKS (Cost $152,466,379)	171,076,372

	SHORT TERM INVESTMENTS - 10.57%
	Investment Companies - 10.57%
1,658,357	AIM STIT-Treasury Portfolio	1,658,357
18,648,505	Fidelity Institutional Government Portfolio	18,648,505
	Total Investment Companies	20,306,862

	TOTAL SHORT TERM INVESTMENTS (Cost $20,306,862)	20,306,862

	Total Investments (Cost $172,773,241) - 99.59%	191,383,234
	Other Assets in Excess of Liabilities - 0.41%	795,367
	TOTAL NET ASSETS - 100.00%	$192,178,601

	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Security. The total value of these securities amounted to $1,850,949 (0.96% of net assets)
	at December 31, 2009

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$ 172,773,241
	Gross unrealized appreciation	25,921,400
	Gross unrealized depreciation	(7,311,407)
	Net unrealized appreciation	$ 18,609,993

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.22%
	Consumer Discretionary - 23.17%
	Auto Components - 1.95%
2,773,464	Gentex Corp.	49,506,332

	Diversified Consumer Services - 3.41%
2,629,000	Career Education Corp. (a)	61,281,990
1,240,000	Universal Technical Institute, Inc. (a)(c)(d)	25,048,000
		86,329,990
	Hotels, Restaurants & Leisure - 10.17%
3,180,994	Ameristar Casinos, Inc. (c)(d)	48,446,539
2,837,450	Life Time Fitness, Inc. (a)(c)	70,737,628
2,250,500	P.F. Chang's China Bistro, Inc. (a)(c)	85,316,455
795,050	Panera Bread Co. (a)	53,244,499
		257,745,121
	Leisure Equipment & Products - 4.09%
2,595,225	WMS Industries, Inc. (a)	103,809,000

	Specialty Retail - 2.50%
3,215,400	Christopher & Banks Corp. (c)(d)	24,501,348
8,733,000	Coldwater Creek, Inc. (a)(c)(d)	38,949,180
		63,450,528
	Textiles, Apparel & Luxury Goods - 1.05%
1,281,725	Oxford Industries, Inc. (c)(d)	26,506,073
	Total Consumer Discretionary (Cost $549,313,919)	587,347,044

	Financials - 6.07%
	Capital Markets - 2.78%
2,307,850	Waddell & Reed Financial, Inc. - Class A	70,481,739

	Commercial Banks - 0.11%
321,835	PrivateBancorp, Inc.	2,886,860

	Diversified Financial Services - 2.18%
1,786,706	MarketAxess Holdings, Inc. (a)(c)(d)	24,835,213
572,600	Morningstar, Inc. (a)	27,679,484
83,000	MSCI, Inc. (a)	2,639,400
		55,154,097
	Real Estate Management & Development - 1.00%
1,323,100	FirstService Corp. (a)(b)(d)	25,297,672
	Total Financials (Cost $88,453,060)	153,820,368

	Health Care - 16.84%
	Biotechnology - 2.27%
4,052,450	Amylin Pharmaceuticals, Inc. (a)	57,504,265

	Health Care Equipment & Supplies - 7.15%
4,898,425	Align Technology, Inc. (a)(c)(d)	87,289,933
2,946,460	American Medical Systems Holdings, Inc. (a)	56,837,213
1,957,650	Wright Medical Group, Inc. (a)(c)	37,097,468
		181,224,614

	Health Care Providers & Services - 4.30%
1,140,843	Charles River Laboratories International, Inc. (a)	38,435,001
1,375,056	Pharmaceutical Product Development, Inc.	32,231,313
1,577,400	PSS World Medical, Inc. (a)	35,601,918
110,000	VCA Antech, Inc. (a)	2,741,200
		109,009,432
	Health Care Technology - 1.41%
1,771,600	Allscripts Healthcare Solutions, Inc. (a)	35,839,468

	Pharmaceuticals - 1.71%
1,601,600	Medicis Pharmaceutical Corp. - Class A	43,323,280
	Total Health Care (Cost $342,467,550)	426,901,059

	Industrials - 17.76%
	Aerospace & Defense - 1.56%
3,054,000	Hexcel Corp (a)	39,640,920

	Commercial Services & Supplies - 16.20%
4,758,965	Corinthian Colleges, Inc. (a)(c)	65,530,948
2,234,160	Corporate Executive Board Co. (c)(d)	50,983,531
900,600	Costar Group, Inc. (a)	37,618,062
586,483	DeVry, Inc.	33,271,181
1,073,600	Heidrick & Struggles International, Inc. (c)(d)	33,539,264
527,200	ITT Educational Services, Inc. (a)	50,590,112
2,151,900	Korn Ferry International (a)	35,506,350
2,717,500	Monster Worldwide, Inc. (a)	47,284,500
2,454,950	Navigant Consulting, Inc. (a)(d)	36,480,557
253,300	Valmont Industries, Inc.	19,871,385
		410,675,890
	Total Industrials (Cost $370,205,083)	450,316,810

	Information Technology - 25.38%
	Communications Equipment - 2.94%
2,124,308	Adtran, Inc.	47,903,146
2,460,000	Ciena Corp. (a)	26,666,400
		74,569,546
	Electronic Equipment, Instruments & Components - 3.39%
795,192	Dolby Laboratories, Inc. - Class A (a)	37,954,514
1,266,975	National Instruments Corp.	37,312,414
426,000	Trimble Navigation Ltd (a)	10,735,200
		86,002,128
	Internet Software & Services - 2.84%
2,043,000	DealerTrack Holdings Inc. (a)(c)(d)	38,387,970
2,767,000	Internap Network Services Corp. (a)(c)(d)	13,004,900
2,037,600	The Knot, Inc. (a)(c)(d)	20,518,632
		71,911,502
	IT Services - 1.77%
1,951,733	NeuStar, Inc. (a)	44,967,928

	Office Electronics - 1.28%
1,136,900	Diebold, Inc.	32,344,805

	Semiconductor & Semiconductor Equipment - 10.17%
1,359,346	Cabot Microelectronics Corp. (a)(c)(d)	44,804,044
688,200	Cree, Inc. (a)	38,793,834
1,589,750	Fairchild Semiconductor International, Inc. (a)	15,881,602
1,646,175	FormFactor, Inc. (a)	35,820,768
3,518,568	MKS Instruments, Inc. (a)(c)(d)	61,258,269
3,606,800	Semtech Corp. (a)(c)	61,351,668
		257,910,185
	Software - 2.99%
589,900	F5 Networks, Inc. (a)	31,252,902
1,854,492	Manhattan Associates, Inc. (a)(c)(d)	44,563,443
		75,816,345
	Total Information Technology (Cost $583,118,600)	643,522,439

	TOTAL COMMON STOCKS (Cost $1,933,558,212)	2,261,907,720

	PREFERRED STOCKS - 0.08%
	Financials - 0.08%
	Real Estate Management & Development - 0.08%
96,700	Firstservice Corp. (b)	2,006,525
	Total Financials (Cost $1,738,105)	2,006,525

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	2,006,525

	SHORT TERM INVESTMENTS - 10.33%
	Investment Companies - 10.33%
43,056,600	AIM STIT-Treasury Portfolio	43,056,600
218,776,348	Fidelity Institutional Government Portfolio	218,776,348
	Total Investment Companies	261,832,948

	TOTAL SHORT TERM INVESTMENTS (Cost $261,832,948)	261,832,948

	Total Investments (Cost $2,197,129,265) - 99.63%	2,525,747,193
	Other Assets in Excess of Liabilities - 0.37%	9,413,360
	TOTAL NET ASSETS - 100.00%	$2,535,160,553

	(a) - Non Income Producing
	(b) - Foreign Issued Security. The total value of these securities amounted to $27,304,197 (1.08% of net assets) at December 31, 2009.
	(c) - Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer
	(d) - Illiquid Securities

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$2,197,129,265
	Gross unrealized appreciation	495,744,569
	Gross unrealized depreciation	(167,126,641)
	Net unrealized appreciation	$328,617,928

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009

The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds investments. The inputs are summarized in the three broad levels listed below:

Level 1 Quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt obligations, commercial paper and repurchase agreements.

Level 3 Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt obligations and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2009. These assets are measured on a recurring basis.

The Buffalo Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	78,502,790	-	-	78,502,790
Convertible Bonds	-	11,610,375	-	11,610,375
Corporate Bonds	-	38,402,062	-	38,402,062
Short Term Investments	25,952,867	-	-	25,952,867
Total*	104,455,657	50,012,437	-	154,468,094

The Buffalo China Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks
Consumer Discretionary	1,904,677	531,141	-	2,435,818
Consumer Staples	1,118,348	1,040,278	-	2,158,626
Energy	3,039,923	-	-	3,039,923
Financials	1,373,225	-	-	1,373,225
Health Care	1,806,798	319,399	-	2,126,197
Industrials	2,451,184	-	-	2,451,184
Information Technology	660,027	-	-	660,027
Materials	2,879,814	145,184	-	3,024,998
Telecommunication Services	2,385,709	-	-	2,385,709
Utilities	1,175,604	29,055	-	1,204,659
Warrants	-	-	-	-
Short Term Investments	659,832	-	-	659,832
Total*	19,455,141	2,065,057	-	21,520,198

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	91,386,865	-	-	91,386,865
Short Term Investments	9,979,450	-	-	9,979,450
Total*	101,366,315	-	-	101,366,315

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	-	-	-	-
Convertible Preferred Stocks	3,076,938	-	-	3,076,938
Preferred Stocks	2,593,750	-	-	2,593,750
Convertible Bonds	-	26,027,501	-	26,027,501
Corporate Bonds	-	104,859,876	-	104,859,876
Short Term Investments	21,261,012	-	-	21,261,012
Total*	26,931,700	130,887,377	-	157,819,077

			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			December 31, 2009
Fair Value as of 03/31/2009			$ 60,098
Total unrealized gain (losses) included in earnings			(60,098)
Fair Value as of 12/31/2009			$ -

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$ -

The Buffalo International Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks
Austria	-	175,504	-	175,504
Bermuda	705,033	-	-	705,033
Brazil	2,499,428	-	-	2,499,428
Cayman Islands	433,525	304,887	-	738,412
China	510,448	1,103,113	-	1,613,561
Denmark	-	133,942	-	133,942
France	163,282	986,500	-	1,149,782
Germany	638,848	1,604,812	-	2,243,660
Guernsey	539,217	-	-	539,217
Hong Kong	-	1,261,505	-	1,261,505
India	723,879	-	-	723,879
Israel	522,474	-	-	522,474
Japan	-	1,416,407	-	1,416,407
Luxembourg	691,255	-	-	691,255
Malaysia	-	140,515	-	140,515
Mexico	460,404	-	-	460,404
Netherlands	262,016	-	-	262,016
Norway	-	105,113	-	105,113
Singapore	-	756,664	-	756,664
Spain	233,880	183,845	-	417,725
Sweden	297,052	-	-	297,052
Switzerland	1,093,227	1,709,467	-	2,802,694
Taiwan	174,815	-	-	174,815
United Kingdom	808,745	184,917	-	993,662
United States	257,449	196,633	-	454,082
Preferred Stocks	837,707	-	-	837,707
Short Term Investments	489,183	-	-	489,183
Total*	12,341,867	10,263,824	-	22,605,691

The Large Cap Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks	31,976,078			31,976,078
Short Term Investments	2,550,092	-	-	2,550,092
Total*	34,526,170	-	-	34,526,170

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	19,505,060	-	-	19,505,060
Short Term Investments	157,812	-	-	157,812
Total*	19,662,872	-	-	19,662,872

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	357,230,983	-	-	357,230,983
Short Term Investments	40,992,953	-	-	40,992,953
Total*	398,223,936	-	-	398,223,936

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	171,076,372	-	-	171,076,372
Short Term Investments	20,306,862	-	-	20,306,862
Total*	191,383,234	-	-	191,383,234

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,261,907,720	-	-	2,261,907,720
Preferred Stocks	2,006,525	-	-	2,006,525
Short Term Investments	261,832,948	-	-	261,832,948
Total*	2,525,747,193	-	-	2,525,747,193

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

**The Funds’ valuation policy results in the use of fair valuation procedures for certain international investments when market activity follows the local closing of markets, but before the determination of the Funds’ NAVs. The use of this procedure results in the classification of investments valued in this manner as “Level 2”. In the event that such fair valuation procedures are not required, in accordance with the Funds’ policy, these investments would be included in “Level 1” designation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent W. Gasaway
            Kent W. Gasaway, President and Treasurer

Date 2/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Kent W. Gasaway
            Kent W. Gasaway, President and Treasurer

Date 2/22/10